Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Expenses
General and administrative	$ 3,060	$ 3,107	$ 8,254	$ 7,672
Demonstration Plant operations	976	1,103	3,709	3,095
Management and directors' fees	525	508	1,607	1,490
Share-based compensation	1,444	1,802	4,405	5,088
Separation benefits	0	0	0	100
Other	7	6	20	18
Foreign exchange (gain) loss	0	(356)	(4,905)	365
Loss from operations	6,012	6,170	13,090	17,828
Investment loss from Smackover Lithium	(1,821)	(925)	(4,801)	(3,169)
Fair value (loss) gain on financial asset - FID	(41,018)	474	(41,662)	3,757
Fair value gain on Investment in Aqualung	0	69	204	2,821
Interest income	1,223	249	3,552	729
Interest expense	(2)	(8)	(11)	(26)
Net loss before income taxes	(47,630)	(6,311)	(55,808)	(13,716)
Deferred income tax benefit	10,913	190	13,301	1,063
Net loss	(36,717)	(6,121)	(42,507)	(12,653)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	0	(384)	(5,161)	620
Total comprehensive loss	$ (36,717)	$ (6,505)	$ (47,668)	$ (12,033)
Weighted average number of common shares outstanding - Basic	246,609,638	204,019,502	244,186,746	197,772,164
Weighted average number of common shares outstanding - Diluted	246,609,638	204,019,502	244,186,746	197,772,164
Basic loss per share (in USD per share)	$ (0.15)	$ (0.03)	$ (0.17)	$ (0.06)
Diluted loss per share (in USD per share)	$ (0.15)	$ (0.03)	$ (0.17)	$ (0.06)